Submission	Jun. 09, 2026
Submission [Line Items]
Central Index Key	0001474627
Registrant Name	Newegg Commerce, Inc.
Registration File Number	333-296380
Form Type	F-3
Submission Type	F-3/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A